ACQUISITIONS IN 2013 - New Media (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Nov. 26, 2013 New Media
Allocation Of Purchase Price
Cash and cash equivalents			$ 22,368
Restricted Cash	5,889	2,064	6,295
Property, plant and equipment			272,153
Intangibles			146,019
Goodwill	126,686		126,686
Receivables and other assets			100,483
Total assets acquired			674,004
Less:
Credit facilities			182,000
Other liabilities			102,910
Net assets acquired			$ 389,094